Init Serv Serv 2 | Money Market Portfolio
Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Money Market Portfolio
April 30, 2014
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to modify Money Market Portfolio's fundamental concentration policy so that the fund would be prohibited from investing more than 25% of its total assets in the financial services industry. A meeting of shareholders of Money Market Portfolio will be held on May 12, 2015, to vote on this proposal. If approved by shareholders, the fund will make other changes necessary to operate as a government money market fund, including (ii) adopting a principal investment strategy to normally invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully and (ii) changing its name to "Government Money Market Portfolio." If approved, the fund currently anticipates that these changes will take effect in the fourth quarter of 2015.